SHAREHOLDERS' EQUITY - Additional Information (Details) - $ / shares	Dec. 31, 2017	Aug. 01, 2017	Dec. 30, 2016
Equity [Abstract]
Common stock, shares authorized (in shares)	100,000,000		100,000,000
Common stock, par value (in usd per share)	$ 0.01		$ 0.01
Common stock, shares issued (in shares)	36,861,843		36,633,868
Common stock, shares outstanding	26,461,296		26,990,306
Treasury stock, shares (in shares)	10,400,547		9,643,562
Preferred stock, shares authorized (in shares)	2,000,000		2,000,000
Preferred stock, par value (in usd per share)	$ 0.01		$ 0.01
Preferred stock, issued (in shares)	0		0
Preferred stock, outstanding (in shares)	0		0
Share repurchase program, number of additional common stock authorized to be repurchased (in shares)		1,000,000
Share repurchase program, number of additional common stock authorized to be repurchased (in shares)	11,900,000
Stock repurchase program, remaining authorized repurchase amount (in shares)	1,500,000